UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund:  BlackRock Science and Technology Trust (BST)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Science and Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end:  12/31/2017

Date of reporting period:  09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles — 0.9%
Tesla, Inc. (a)(b)	15,300	$5,218,830
Commercial Services & Supplies — 0.0%
Novus Holdings, Ltd.	11,448	5,486
Diversified Consumer Services — 0.8%
RYB Education, Inc., ADR (a)(b)	158,882	4,528,137
Electronic Equipment, Instruments & Components — 1.9%
Flex Ltd. (a)(b)	210,600	3,489,642
Largan Precision Co. Ltd. (b)	21,000	3,704,716
Samsung SDI Co. Ltd. (b)	24,700	4,297,537

		11,491,895
Household Durables — 0.7%
Roku, Inc. (a)(b)	166,997	4,432,100
Internet & Direct Marketing Retail — 10.6%
Alibaba Group Holding Ltd. — ADR (a)(b)	136,200	23,523,102
Amazon.com, Inc. (a)(b)	26,400	25,379,640
Ensogo, Ltd. (a)(b)(c)	173,282	—
Expedia, Inc. (b)	22,000	3,166,681
Netflix, Inc. (a)(b)	39,420	7,148,817
Priceline Group, Inc. (a)(b)	1,700	3,112,394

		62,330,634
Internet Software & Services — 21.4%
58.com, Inc. — ADR (a)(b)	58,000	3,662,120
Alphabet, Inc., Class A (a)(b)	35,300	34,372,316
Baidu, Inc. — ADR (a)(b)	35,500	8,792,995
Delivery Hero AG (a)(b)(d)	88,837	3,517,382
Facebook, Inc., Class A (a)(b)	127,100	21,717,577
LogMeIn, Inc. (b)	26,100	2,872,305
MercadoLibre, Inc. (b)	16,900	4,375,917
Okta, Inc. (a)(b)	88,850	2,506,459
Shopify, Inc., Class A (a)(b)	52,500	6,115,725
Takeaway.com Holding BV (a)(b)(d)	47,800	2,101,890
Tencent Holdings Ltd. (b)	779,500	34,080,267
Wix.com Ltd. (a)(b)	26,600	1,911,210

		126,026,163
IT Services — 8.5%
DXC Technology Co. (b)	44,100	3,787,308
InterXion Holding NV (a)(b)	86,600	4,410,538
Mastercard, Inc., Class A (b)	95,800	13,526,960
PayPal Holdings, Inc. (a)(b)	94,300	6,038,029
Square, Inc., Class A (a)(b)	297,800	8,579,618
Visa, Inc., Class A (b)	132,600	13,954,824

		50,297,277
Media — 1.7%
Comcast Corp., Class A (b)	73,900	2,843,672
Naspers Ltd., Class N (b)	33,100	7,155,314

		9,998,986

Common Stocks	Shares	Value
Multiline Retail — 0.4%
Magazine Luiza SA (b)	98,158	$2,299,956
Real Estate Investment Trusts (REITs) — 3.0%
Crown Castle International Corp. (b)	40,000	3,999,200
CyrusOne, Inc. (b)	76,700	4,519,931
Equinix, Inc. (b)	21,151	9,439,691

		17,958,822
Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc. (a)(b)	317,000	4,041,750
Aixtron SE (a)(b)	241,800	3,262,161
ams AG (b)	41,200	2,991,514
Applied Materials, Inc. (b)	118,800	6,188,292
ASML Holding NV (b)	72,800	12,439,888
ASPEED Technology, Inc. (b)	98,000	2,271,891
Broadcom Ltd. (b)	61,696	14,963,748
Lam Research Corp. (b)	48,800	9,029,952
MagnaChip Semiconductor Corp. (a)(b)	243,300	2,761,455
Megachips Corp. (b)	113,900	3,742,754
Microchip Technology, Inc. (b)	30,200	2,711,356
Micron Technology, Inc. (a)(b)	103,900	4,086,387
Monolithic Power Systems, Inc. (b)	23,200	2,471,960
NVIDIA Corp. (b)	40,600	7,258,062
ON Semiconductor Corp. (a)(b)	217,300	4,013,531
Silicon Laboratories, Inc. (a)(b)	34,100	2,724,590
Skyworks Solutions, Inc. (b)	33,200	3,383,080
SOITEC (a)(b)	97,375	6,391,292
STMicroelectronics NV (b)	364,100	7,063,302
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	1,209,000	8,659,409
Tower Semiconductor Ltd. (a)(b)	127,900	3,932,925
Ulvac, Inc. (b)	69,300	4,367,428

		118,756,727
Software — 20.5%
Activision Blizzard, Inc. (b)	146,400	9,444,264
Adobe Systems, Inc. (a)(b)	58,700	8,756,866
Altium Ltd. (b)	257,200	2,185,413
Autodesk, Inc. (a)(b)	64,400	7,229,544
Electronic Arts, Inc. (a)(b)	62,800	7,414,168
Guidewire Software, Inc. (a)(b)	41,200	3,207,832
HubSpot, Inc. (a)(b)	39,900	3,353,595
Microsoft Corp. (b)	399,200	29,736,408
Nintendo Co. Ltd. (b)	26,900	9,918,926
Proofpoint, Inc. (a)(b)	45,900	4,003,398
PTC, Inc. (a)(b)	58,900	3,314,892
RIB Software SE (b)	123,900	2,631,949
salesforce.com, Inc. (a)(b)	121,500	11,350,530
Take-Two Interactive Software, Inc. (a)(b)	81,300	8,311,299
UbiSoft Entertainment SA (a)(b)	68,700	4,728,323
Xero Ltd. (a)(b)	120,200	2,686,879

BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Common Stocks	Shares	Value
Software (continued)
Zendesk, Inc. (a)(b)	83,100	$2,419,041

		120,693,327
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. (b)	217,800	33,567,336
BlackBerry Ltd. (a)(b)	237,900	2,659,722
Samsung Electronics Co. Ltd. (b)	3,200	7,200,711

		43,427,769
Total Common Stocks — 97.9%		577,466,109

Preferred Stocks
Internet & Direct Marketing Retail — 0.1%
Jasper Infotech Private Ltd., Series I, (Aquired 8/8/15, Cost 1,998,435), 0.00% (a)(b)(c)(e)	1,054	848,470
Internet Software & Services — 2.5%
Uber Technologies, Inc., Series E, (acquired 12/04/14, cost $3,000,048), 0.00% (a)(b)(c)(e)	90,044	4,448,174
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $3,016,964), 0.00% (a)(b)(c)(e)	110,003	5,602,453
Zuora, Inc., (Acquired 1/16/15, Cost $3,894,522), 0.00% (a)(b)(c)(e)	1,025,063	4,541,029

		14,591,656
Total Preferred Stocks — 2.6%		15,440,126

	Shares	Value
Total Long-Term Investments (Cost — $338,887,289) — 100.5%		$592,906,235

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (f)(g)	1,524,052	1,524,052
Total Short-Term Securities (Cost — $1,524,052) — 0.3%		1,524,052
Total Investments Before Options Written (Cost — $340,411,341) — 100.8%		594,430,287
Options Written (Premiums Received — $6,354,834) — (1.3)%		(7,612,789)
Total Investments, Net of Options Written (Cost — $334,056,507) — 99.5%		586,817,498
Other Assets Less Liabilities — 0.5%		3,065,135

Net Assets Applicable to Common Shares — 100.0%		$589,882,633

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $15,440,126, representing 2.6% of its net assets as of period end, and an original cost of $11,909,969.

(f)	Annualized 7-day yield as of period end.

(g)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,902,077	(1,378,025)	1,524,052	$1,524,052	$10,404		—	—
SL Liquidity Series, LLC, Money Market Series	128,952	(128,952)	—	—	40,298	[1]	$(106)	$(12)
Total				$1,524,052	$50,702		$(106)	$(12)

[1]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Advanced Micro Devices, Inc.	495	10/06/17	USD	13.50	USD	631	$(2,970)
Alphabet, Inc., Class A	13	10/06/17	USD	962.50	USD	1,266	(19,695)
Amazon.com, Inc.	19	10/06/17	USD	982.50	USD	1,827	(3,629)
Applied Materials, Inc.	68	10/06/17	USD	45.00	USD	354	(48,280)
Applied Materials, Inc.	211	10/06/17	USD	46.00	USD	1,099	(129,765)
Broadcom Ltd.	25	10/06/17	USD	245.00	USD	606	(4,437)
Comcast Corp., Class A	17	10/06/17	USD	41.00	USD	65	(153)
DXC Technology Co.	154	10/06/17	USD	85.80	USD	1,323	(13,238)
Expedia, Inc.	44	10/06/17	USD	148.00	USD	633	(2,530)
Flex Ltd.	97	10/06/17	USD	16.50	USD	161	(1,988)
Micron Technology, Inc.	71	10/06/17	USD	32.50	USD	279	(48,990)
Micron Technology, Inc.	70	10/06/17	USD	33.50	USD	275	(41,475)
Microsoft Corp.	406	10/06/17	USD	73.50	USD	3,024	(48,517)
PayPal Holdings, Inc.	260	10/06/17	USD	60.50	USD	1,665	(94,900)
Priceline Group, Inc.	3	10/06/17	USD	1,870.00	USD	549	(690)
salesforce.com, Inc.	46	10/06/17	USD	94.00	USD	430	(2,461)
salesforce.com, Inc.	47	10/06/17	USD	95.00	USD	439	(1,081)
Zendesk, Inc.	160	10/12/17	USD	30.01	USD	466	(5,020)
Adobe Systems, Inc.	103	10/13/17	USD	155.00	USD	1,537	(3,656)
Apple, Inc.	61	10/13/17	USD	160.00	USD	940	(2,104)
Apple, Inc.	123	10/13/17	USD	162.50	USD	1,896	(1,906)
Broadcom Ltd.	24	10/13/17	USD	255.00	USD	582	(1,800)
Comcast Corp., Class A	54	10/13/17	USD	41.00	USD	208	(324)
Electronic Arts, Inc.	60	10/13/17	USD	121.00	USD	708	(6,270)

BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Facebook, Inc., Class A	103	10/13/17	USD	172.50	USD	1,760	$(19,879)
Flex Ltd.	98	10/13/17	USD	16.50	USD	162	(2,597)
Microsoft Corp.	170	10/13/17	USD	75.50	USD	1,266	(6,120)
NVIDIA Corp.	4	10/13/17	USD	172.50	USD	72	(3,280)
Tesla, Inc.	10	10/13/17	USD	375.00	USD	341	(1,085)
Visa, Inc., Class A	124	10/13/17	USD	104.00	USD	1,305	(22,320)
58.com, Inc. — ADR	203	10/20/17	USD	55.00	USD	1,282	(170,520)
Activision Blizzard, Inc.	68	10/20/17	USD	67.50	USD	439	(2,788)
Advanced Micro Devices, Inc.	304	10/20/17	USD	14.00	USD	388	(5,928)
Alibaba Group Holding Ltd. — ADR	57	10/20/17	USD	165.00	USD	984	(54,008)
Alphabet, Inc., Class A	9	10/20/17	USD	975.00	USD	876	(13,455)
Alphabet, Inc., Class A	29	10/20/17	USD	910.00	USD	2,824	(190,675)
Amazon.com, Inc.	24	10/20/17	USD	1,000.00	USD	2,307	(11,340)
Applied Materials, Inc.	117	10/20/17	USD	47.00	USD	609	(62,010)
Autodesk, Inc.	121	10/20/17	USD	110.00	USD	1,358	(49,308)
Baidu, Inc. — ADR	77	10/20/17	USD	240.00	USD	1,907	(84,123)
Broadcom Ltd.	56	10/20/17	USD	260.00	USD	1,358	(4,620)
Crown Castle International Corp.	223	10/20/17	USD	110.00	USD	2,230	(2,230)
Electronic Arts, Inc.	81	10/20/17	USD	120.00	USD	956	(12,636)
Equinix, Inc.	39	10/20/17	USD	460.00	USD	1,741	(11,310)
Facebook, Inc., Class A	172	10/20/17	USD	170.00	USD	2,939	(64,930)
Flex Ltd.	126	10/20/17	USD	17.00	USD	209	(1,386)
HubSpot, Inc.	150	10/20/17	USD	75.00	USD	1,261	(141,000)
LogMeIn, Inc.	100	10/20/17	USD	115.00	USD	1,101	(10,500)
Microchip Technology, Inc.	105	10/20/17	USD	92.50	USD	943	(7,875)
Microsoft Corp.	203	10/20/17	USD	75.00	USD	1,512	(15,732)
Microsoft Corp.	136	10/20/17	USD	74.50	USD	1,013	(14,008)
Monolithic Power Systems, Inc.	98	10/20/17	USD	105.00	USD	1,044	(30,135)
NVIDIA Corp.	4	10/20/17	USD	175.00	USD	72	(3,040)
Netflix, Inc.	61	10/20/17	USD	175.00	USD	1,106	(70,303)
ON Semiconductor Corp.	287	10/20/17	USD	17.00	USD	530	(45,920)
Okta, Inc.	167	10/20/17	USD	30.00	USD	471	(9,602)
PTC, Inc.	103	10/20/17	USD	60.00	USD	580	(4,377)
PayPal Holdings, Inc.	171	10/20/17	USD	60.00	USD	1,095	(77,378)
Priceline Group, Inc.	2	10/20/17	USD	1,900.00	USD	366	(1,300)
Proofpoint, Inc.	126	10/20/17	USD	95.00	USD	1,099	(12,600)
Shopify, Inc., Class A	93	10/20/17	USD	95.00	USD	1,083	(204,600)
Silicon Laboratories, Inc.	119	10/20/17	USD	80.00	USD	951	(22,908)
Skyworks Solutions, Inc.	16	10/20/17	USD	105.00	USD	163	(1,640)
Square, Inc., Class A	521	10/20/17	USD	26.00	USD	1,501	(153,695)
Tesla, Inc.	12	10/20/17	USD	365.00	USD	409	(4,530)
Tower Semiconductor Ltd.	223	10/20/17	USD	30.00	USD	686	(28,990)
Wix.com Ltd.	95	10/20/17	USD	75.00	USD	683	(14,487)
Zendesk, Inc.	130	10/20/17	USD	30.00	USD	378	(6,175)
salesforce.com, Inc.	92	10/20/17	USD	95.00	USD	859	(8,234)
Activision Blizzard, Inc.	37	10/27/17	USD	67.00	USD	239	(2,701)
Adobe Systems, Inc.	52	10/27/17	USD	157.50	USD	776	(2,990)
Advanced Micro Devices, Inc.	303	10/27/17	USD	13.00	USD	386	(22,877)
Alibaba Group Holding Ltd. — ADR	44	10/27/17	USD	172.50	USD	760	(24,420)
Alibaba Group Holding Ltd. — ADR	97	10/27/17	USD	175.00	USD	1,675	(41,953)
Alphabet, Inc., Class A	33	10/27/17	USD	952.50	USD	3,213	(129,195)
Amazon.com, Inc.	28	10/27/17	USD	1,000.00	USD	2,692	(38,360)
Apple, Inc.	123	10/27/17	USD	165.00	USD	1,896	(6,580)
Applied Materials, Inc.	58	10/27/17	USD	47.50	USD	302	(28,710)

4	BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Applied Materials, Inc.	175	10/27/17	USD	48.00	USD	912	$(79,188)
Baidu, Inc. — ADR	63	10/27/17	USD	235.00	USD	1,560	(103,635)
Baidu, Inc. — ADR	55	10/27/17	USD	245.00	USD	1,362	(55,688)
Broadcom Ltd.	25	10/27/17	USD	250.00	USD	606	(8,625)
Comcast Corp., Class A	80	10/27/17	USD	39.00	USD	308	(5,200)
Electronic Arts, Inc.	78	10/27/17	USD	121.00	USD	921	(15,444)
Facebook, Inc., Class A	70	10/27/17	USD	170.00	USD	1,196	(32,900)
Mastercard, Inc., Class A	151	10/27/17	USD	142.00	USD	2,132	(29,672)
Microsoft Corp.	54	10/27/17	USD	74.00	USD	402	(10,827)
NVIDIA Corp.	4	10/27/17	USD	177.50	USD	72	(2,820)
NVIDIA Corp.	22	10/27/17	USD	180.00	USD	393	(12,815)
Priceline Group, Inc.	2	10/27/17	USD	1,850.00	USD	366	(5,570)
Skyworks Solutions, Inc.	36	10/27/17	USD	104.00	USD	367	(6,570)
Take-Two Interactive Software, Inc.	284	10/27/17	USD	100.00	USD	2,903	(123,540)
Tesla, Inc.	9	10/27/17	USD	385.00	USD	307	(2,880)
Visa, Inc., Class A	112	10/27/17	USD	105.00	USD	1,179	(21,840)
Visa, Inc., Class A	104	10/27/17	USD	106.00	USD	1,094	(18,616)
salesforce.com, Inc.	57	10/27/17	USD	97.00	USD	532	(3,078)
Equinix, Inc.	37	10/31/17	USD	460.00	USD	1,651	(16,886)
Activision Blizzard, Inc.	93	11/03/17	USD	64.50	USD	600	(23,622)
Adobe Systems, Inc.	51	11/03/17	USD	152.50	USD	761	(10,837)
Advanced Micro Devices, Inc.	303	11/03/17	USD	14.50	USD	386	(11,514)
Alphabet, Inc., Class A	10	11/03/17	USD	970.00	USD	974	(30,800)
Apple, Inc.	200	11/03/17	USD	160.00	USD	3,082	(43,100)
Autodesk, Inc.	104	11/03/17	USD	115.00	USD	1,168	(25,688)
Lam Research Corp.	85	11/03/17	USD	180.00	USD	1,573	(85,850)
Lam Research Corp.	85	11/03/17	USD	182.50	USD	1,573	(73,100)
Mastercard, Inc., Class A	110	11/03/17	USD	139.00	USD	1,553	(48,675)
Micron Technology, Inc.	80	11/03/17	USD	37.00	USD	315	(26,400)
Microsoft Corp.	158	11/03/17	USD	75.00	USD	1,177	(25,438)
PayPal Holdings, Inc.	87	11/03/17	USD	64.50	USD	557	(18,792)
Tesla, Inc.	13	11/03/17	USD	380.00	USD	443	(7,735)
Visa, Inc., Class A	124	11/03/17	USD	104.00	USD	1,305	(38,316)
salesforce.com, Inc.	127	11/03/17	USD	95.50	USD	1,186	(13,462)
Activision Blizzard, Inc.	130	11/10/17	USD	64.50	USD	839	(38,740)
Alibaba Group Holding Ltd. — ADR	188	11/10/17	USD	172.50	USD	3,247	(145,700)
Alphabet, Inc., Class A	29	11/10/17	USD	985.00	USD	2,824	(72,790)
Amazon.com, Inc.	23	11/10/17	USD	977.50	USD	2,211	(60,835)
Apple, Inc.	105	11/10/17	USD	157.50	USD	1,618	(36,750)
Apple, Inc.	105	11/10/17	USD	160.00	USD	1,618	(26,933)
BlackBerry Ltd.	250	11/10/17	USD	10.50	USD	280	(25,750)
Broadcom Ltd.	29	11/10/17	USD	247.50	USD	703	(18,415)
Comcast Corp., Class A	41	11/10/17	USD	38.50	USD	158	(4,428)
Microsoft Corp.	191	11/10/17	USD	74.50	USD	1,423	(38,773)
Skyworks Solutions, Inc.	23	11/10/17	USD	106.00	USD	234	(6,095)
Activision Blizzard, Inc.	92	11/17/17	USD	67.50	USD	593	(18,170)
Advanced Micro Devices, Inc.	338	11/17/17	USD	13.00	USD	431	(32,110)
Alibaba Group Holding Ltd. — ADR	90	11/17/17	USD	170.00	USD	1,554	(89,550)
Amazon.com, Inc.	51	11/17/17	USD	1,010.00	USD	4,903	(89,123)
Apple, Inc.	62	11/17/17	USD	170.00	USD	956	(5,115)
Applied Materials, Inc.	24	11/17/17	USD	48.00	USD	125	(12,120)
BlackBerry Ltd.	124	11/17/17	USD	10.00	USD	139	(17,546)
Broadcom Ltd.	56	11/17/17	USD	250.00	USD	1,358	(34,160)
Comcast Corp., Class A	66	11/17/17	USD	40.00	USD	254	(3,531)

BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Facebook, Inc., Class A	99	11/17/17	USD	175.00	USD	1,692	$(45,045)
Flex Ltd.	118	11/17/17	USD	17.00	USD	196	(4,661)
MagnaChip Semiconductor Corp.	290	11/17/17	USD	12.50	USD	329	(13,050)
Mastercard, Inc., Class A	74	11/17/17	USD	145.00	USD	1,045	(14,985)
MercadoLibre, Inc.	92	11/17/17	USD	290.00	USD	2,382	(52,440)
Micron Technology, Inc.	142	11/17/17	USD	36.00	USD	558	(60,350)
Microsoft Corp.	79	11/17/17	USD	77.50	USD	588	(6,636)
Monolithic Power Systems, Inc.	29	11/17/17	USD	105.00	USD	309	(14,500)
NVIDIA Corp.	190	11/17/17	USD	180.00	USD	3,397	(209,000)
Netflix, Inc.	76	11/17/17	USD	180.00	USD	1,378	(80,750)
ON Semiconductor Corp.	143	11/17/17	USD	19.00	USD	264	(9,724)
Okta, Inc.	150	11/17/17	USD	25.00	USD	423	(58,500)
Proofpoint, Inc.	126	11/17/17	USD	95.00	USD	1,099	(27,405)
Shopify, Inc., Class A	93	11/17/17	USD	115.00	USD	1,083	(77,655)
Skyworks Solutions, Inc.	85	11/17/17	USD	110.00	USD	866	(13,387)
Square, Inc., Class A	521	11/17/17	USD	29.00	USD	1,501	(91,175)
Tesla, Inc.	9	11/17/17	USD	370.00	USD	307	(9,270)
salesforce.com, Inc.	57	11/17/17	USD	97.50	USD	532	(8,350)
BlackBerry Ltd.	333	12/15/17	USD	11.00	USD	372	(29,970)
Total							$(5,111,852)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
RIB Software SE	Bank of America N.A.	28,000	10/04/17	EUR	16.58	EUR	503	$(49,279)
Takeaway.com Holding BV	Credit Suisse International	5,600	10/04/17	EUR	38.09	EUR	208	(835)
Activision Blizzard, Inc.	UBS AG	9,200	10/05/17	USD	63.61	USD	593	(11,230)
ON Semiconductor Corp.	Citibank N.A.	18,700	10/06/17	USD	16.26	USD	345	(41,388)
ASPEED Technology, Inc.	Goldman Sachs International	16,000	10/11/17	USD	712.25	USD	11,248	(9,750)
Samsung Electronics Co. Ltd.	Goldman Sachs International	1,100	10/11/17	USD	2,404,027.50	USD	2,835,021	(157,334)
Tencent Holdings Ltd.	Goldman Sachs International	186,600	10/11/17	HKD	333.95	HKD	63,729	(277,783)
Xero Ltd.	UBS AG	8,300	10/13/17	NZD	27.29	NZD	257	(22,029)
Altium Ltd.	Deutsche Bank AG	48,000	10/18/17	AUD	10.23	AUD	520	(26,698)
Taiwan Semiconductor Manufacturing Co. Ltd.	Deutsche Bank AG	93,000	10/18/17	USD	218.09	USD	20,199	(5,492)
MagnaChip Semiconductor Corp.	Citibank N.A.	29,000	10/20/17	USD	11.25	USD	329	(14,110)
Naspers Ltd., Class N	Goldman Sachs International	10,500	10/24/17	ZAR	2,892.48	ZAR	30,730	(87,724)
Aixtron SE	Deutsche Bank AG	44,600	10/25/17	EUR	10.15	EUR	509	(75,119)
BlackBerry Ltd.	Barclays Bank PLC	12,500	10/25/17	USD	9.80	USD	140	(19,171)
CyrusOne, Inc.	Barclays Bank PLC	44,300	10/25/17	USD	61.54	USD	2,611	(17,720)
Megachips Corp.	Goldman Sachs International	19,600	10/25/17	JPY	3,707.70	JPY	72,472	(29,929)
Nintendo Co. Ltd.	JPMorgan Chase Bank N.A.	8,400	10/25/17	JPY	41,155.22	JPY	348,530	(128,474)
SOITEC	Goldman Sachs International	16,200	10/25/17	EUR	50.58	EUR	900	(110,837)
Xero Ltd.	Citibank N.A.	12,000	10/25/17	NZD	26.81	NZD	371	(36,143)
UbiSoft Entertainment SA	Bank of America N.A.	12,700	10/26/17	EUR	62.53	EUR	740	(7,038)
STMicroelectronics NV	Credit Suisse International	63,500	10/27/17	EUR	15.80	EUR	1,042	(74,992)
MagnaChip Semiconductor Corp.	Citibank N.A.	29,000	10/31/17	USD	11.50	USD	329	(13,684)
Naspers Ltd., Class N	Credit Suisse International	1,100	10/31/17	ZAR	3,054.22	ZAR	3,219	(4,046)

6	BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SOITEC	Morgan Stanley & Co. International PLC	17,800	10/31/17	EUR	52.18	EUR	988	$(103,170)
Xero Ltd.	UBS AG	20,000	10/31/17	NZD	28.66	NZD	619	(34,948)
Largan Precision Co. Ltd.	Citibank N.A.	11,000	11/01/17	USD	5,999.75	USD	58,846	(13,204)
Takeaway.com Holding BV	Credit Suisse International	4,200	11/03/17	EUR	37.88	EUR	156	(5,741)
InterXion Holding NV	Barclays Bank PLC	24,100	11/08/17	USD	50.38	USD	1,227	(42,787)
Takeaway.com Holding BV	Goldman Sachs International	4,200	11/08/17	EUR	38.27	EUR	156	(4,721)
ASML Holding NV	Deutsche Bank AG	19,600	11/09/17	EUR	142.06	EUR	2,834	(137,119)
Guidewire Software, Inc.	Barclays Bank PLC	14,700	11/09/17	USD	79.71	USD	1,145	(20,804)
ON Semiconductor Corp.	Morgan Stanley & Co. International PLC	14,300	11/09/17	USD	17.25	USD	264	(23,315)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs International	330,000	11/09/17	USD	222.61	USD	71,673	(15,497)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	52,300	11/09/17	HKD	339.66	HKD	17,862	(73,945)
UbiSoft Entertainment SA	Credit Suisse International	11,300	11/09/17	EUR	58.55	EUR	658	(33,108)
Ulvac, Inc.	JPMorgan Chase Bank N.A.	24,700	11/09/17	JPY	6,282.20	JPY	175,162	(195,357)
ams AG	Credit Suisse International	11,700	11/09/17	CHF	75.51	CHF	823	(23,033)
PTC, Inc.	Barclays Bank PLC	10,300	11/10/17	USD	56.38	USD	580	(25,690)
Tower Semiconductor Ltd.	Morgan Stanley & Co. International PLC	22,400	11/13/17	USD	30.05	USD	689	(37,702)
ASPEED Technology, Inc.	Goldman Sachs International	18,000	11/15/17	USD	722.03	USD	12,654	(19,119)
Aixtron SE	Credit Suisse International	40,000	11/15/17	EUR	10.30	EUR	456	(67,615)
Tencent Holdings Ltd.	Goldman Sachs International	34,000	11/15/17	HKD	343.53	HKD	11,612	(40,116)
ASML Holding NV	UBS AG	5,800	11/16/17	EUR	140.89	EUR	839	(47,702)
Altium, Ltd.	Citibank N.A.	42,000	11/16/17	AUD	10.89	AUD	455	(15,892)
Megachips Corp.	UBS AG	20,300	11/16/17	JPY	3,706.25	JPY	75,061	(41,924)
STMicroelectronics NV	UBS AG	61,500	11/16/17	EUR	16.26	EUR	1,009	(64,313)
Samsung SDI Co. Ltd.	Goldman Sachs International	8,600	11/16/17	USD	204,000.00	USD	1,713,797	(73,347)
Takeaway.com Holding BV	Credit Suisse International	2,700	11/16/17	EUR	38.53	EUR	100	(3,672)
Xero Ltd.	UBS AG	12,500	11/16/17	NZD	29.38	NZD	387	(17,460)
InterXion Holding NV	Barclays Bank PLC	24,100	11/27/17	USD	50.38	USD	1,227	(50,563)
RIB Software SE	Goldman Sachs International	15,300	11/29/17	USD	17.67	EUR	275	(13,275)
Xero Ltd.	Citibank N.A.	13,300	12/05/17	NZD	30.45	NZD	412	(13,204)
Flex Ltd.	Morgan Stanley & Co. International PLC	29,800	12/11/17	USD	16.60	USD	494	(21,789)

Total								$(2,500,937)

BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$5,218,830	—	—	$5,218,830
Commercial Services & Supplies	—	$5,486	—	5,486
Diversified Consumer Services	4,528,137	—	—	4,528,137
Electronic Equipment, Instruments & Components	3,489,642	8,002,253	—	11,491,895
Household Durables	4,432,100	—	—	4,432,100
IT Services	50,297,277	—	—	50,297,277
Internet & Direct Marketing Retail	62,330,634	—	—	62,330,634
Internet Software & Services	91,945,896	34,080,267	—	126,026,163
Media	2,843,672	7,155,314	—	9,998,986
Multiline Retail	2,299,956	—	—	2,299,956

8	BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Real Estate Investment Trusts (REITs)	$17,958,822	—	—	$17,958,822
Semiconductors & Semiconductor Equipment	67,567,088	$51,189,639	—	118,756,727
Software	98,541,837	22,151,490	—	120,693,327
Technology Hardware, Storage & Peripherals	36,227,058	7,200,711	—	43,427,769
Preferred Stocks	—	—	$15,440,126	15,440,126
Short-Term Securities	1,524,052	—	—	1,524,052

Total	$449,205,001	$129,785,160	$15,440,126	$594,430,287

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,057,013)	$(2,555,776)	—	$(7,612,789)

[1] Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Stocks	Total
Assets:
Opening balance, as of December 31, 2016	$15,957,843	$15,957,843
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)[1]	982,284	982,284
Purchases	—	—
Sales	(1,500,001)	(1,500,001)

Closing Balance, as of September 30, 2017	$15,440,126	$15,440,126
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[2]	$924,479	$924,479

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017	9

Schedule of Investments (concluded)	BlackRock Science and Technology Trust (BST)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks[1]	$15,440,126	Market	Discount Rate[2]	25%	—
			Revenue Growth Rate[3]	30%	—
			Revenue Multiple[3]	5.75x - 12.25x	8.48x
			Scenario Probability[3]	5% - 50%	—
			Time to Exit[2]	1 year	—
			Volatility[3]	30%	—

Total	$15,440,126

[1] For the period ended September 30, 2017, the valuation technique for investments classified as preferred stocks with a total value of $848,470 changed to an Option Pricing Model (“OPM”). The investments were previously valued utilizing Probability-Weighted Expected Return Model (“PWERM”). The change was due to consideration of liquidation preferences and exit strategy.

[2] Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
[3] Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value

10	BLACKROCK SCIENCE AND TECHNOLOGY TRUST	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Science and Technology Trust

Date: November 20, 2017